Contingencies and Commitments	12 Months Ended
Dec. 31, 2022
Contingencies and Commitments Disclosure [Abstract]
Contingencies and Commitments
28.	Contingencies and Commitments:

(a)	The Bank and its subsidiaries have exposures associated with contingent loans and other liabilities according to the following detail:

(a.1)	Contingent loans:

	2022	2021
	MCh$	MCh$
Guarantees and sureties
Guarantees and sureties in chilean currency	—	—
Guarantees and sureties in foreign currency	348,774	439,669

Letters of credit for goods circulation operations	424,195	450,024

Debt purchase commitments in local currency abroad	—	—

Transactions related to contingent events
Transactions related to contingent events in chilean currency	2,230,917	1,952,980
Transactions related to contingent events in foreign currency	466,691	413,974

Undrawn credit lines with immediate termination
Balance of lines of credit and agreed overdraft in current account – commercial loans	1,396,659	1,483,884
Balance of lines of credit on credit card – commercial loans	290,950	261,642
Balance of lines of credit and agreed overdraft in current account – consumer loans	1,457,303	1,350,157
Balance of lines of credit on credit card – consumer loans	6,202,951	5,555,510
Balance of lines of credit and agreed overdraft in current account – due from banks loans	—	—

Undrawn credit lines
Balance of lines of credit and agreed overdraft in current account – commercial loans	—	—
Balance of lines of credit on credit card – commercial loans	—	—
Balance of lines of credit and agreed overdraft in current account – consumer loans	—	—
Balance of lines of credit on credit card – consumer loans	—	—
Balance of lines of credit and agreed overdraft in current account – due from banks loans	—	—

Other commitments
Credits for higher studies Law No. 20,027 (CAE)	—	—
Other irrevocable credit commitments	72,355	78,951

Other credit commitments	—	—
Total	12,890,795	11,986,791

(a.2)	Responsibilities assumed to meet customer needs:

	2022	2021
	MCh$	MCh$
Transactions on behalf of third parties
Collections	174,238	152,297
Placement or sale of financial instruments	—	—
Transferred financial assets managed by the bank	—	—
Third-party resources managed by the bank	766,706	749,007
Subtotal	940,944	901,304

Securities custody
Securities safekept by a banking subsidiary	5,593,924	5,232,546
Securities safekept by the Bank	3,646,536	2,459,320
Securities safekept deposited in another entity	14,855,338	12,601,349
Securities issued by the bank	—	—
Subtotal	24,095,798	20,293,215
Total	25,036,742	21,194,519

(b)	Lawsuits and legal proceedings:

(b.1)	Normal judicial contingencies in the industry:

At the date of issuance of these Consolidated Financial Statements, there are legal actions filed against the Bank related with the ordinary course operations. As of December 31, 2022, the Bank maintain provisions for judicial contingencies amounting to Ch$1,790 million (Ch$474 million as of December 2021), which are part of the item “Provisions for contingencies” in the Statement of Financial Position.

The estimated end dates of the respective legal contingencies are as follows:

	As of December 31, 2022
	2023	2024	2025	2026	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	286	1,504	—	—	1,790

(b.2)	Contingencies for significant lawsuits:

As of December 31, 2022 and 2021, there are not significant lawsuits in court that affect or may affect these Consolidated Financial Statements.

(c)	Guarantees granted by operations:

(i)	In subsidiary Banchile Administradora General de Fondos S.A.:

In compliance with Article No, 12 of Law No. 20,712, Banchile Administradora General de Fondos S.A., has designated Banco de Chile as the representative of the beneficiaries of the guarantees it has established, and in such role the Bank has issued bank guarantees totaling UF 4,153,500 maturing January 6, 2023 (UF 4,149,200, maturing on January 7, 2022 in December 2021). The subsidiary took a policy with Mapfre Seguros Generales S.A. for the Real State Funds by a guaranteed amount of UF 1,018,300.

As of December 31, 2022 and 2021, the Bank has not guaranteed mutual funds.

(ii)	In subsidiary Banchile Corredores de Bolsa S.A.:

For the purposes of ensuring correct and complete compliance with all of its obligations as broker-dealer entity, in conformity with the provisions from Article 30 and subsequent of Law No. 18,045 on Securities Markets, the subsidiary established a guarantee in an insurance policy for UF 20,000, insured by Mapfre Seguros Generales S.A., that matures April 22, 2024, whereby the Securities Exchange of the Santiago Stock Exchange was appointed as the subsidiary’s creditor representative.

	2022	2021
	MCh$	MCh$
Guarantees:
Shares delivered to guarantee forward sales transactions covered simultaneously:
Santiago Securities Exchange, Stock Exchange	15,840	38,279
Electronic Chilean Securities Exchange, Stock Exchange	10,323	12,839

Fixed income securities to guarantee CCLV system:
Santiago Securities Exchange, Stock Exchange	9,983	9,990

Fixed Income securities to guarantee equity short sale and Hedging Loan:
Santiago Securities Exchange, Stock Exchange	—	2,344

Shares delivered to guarantee equity lending and short-selling:
Santiago Securities Exchange, Stock Exchange	7,992	—

Cash guarantees received for operations with derivatives	743	1,723
Cash guarantees for operations with derivatives	1,443	3,198

Equity securities received for operations with derivatives
Electronic Chilean Securities Exchange, Stock Exchange	273	342
Depósito Central de Valores S.A.	1,363	1,726

Financial intermediation securities received for operations with derivatives
Internal custody	238	—
Total	48,198	70,441

In conformity with the internal regulation of the stock exchange in which this subsidiary participates, and for the purpose of securing the broker’s correct performance, the Company established a pledge over 1,000,000 shares of the Santiago Stock Exchange, in favor of that institution, as stated in the Public Deed dated September 13, 1990 before the notary of Santiago Mr. Raul Perry Pefaur, and over 100,000 shares of the Electronic Chilean Stock Exchange, in favor of that Institution, as stated in a contract signed between both entities dated May 16, 1990.

Banchile Corredores de Bolsa S.A. keeps an insurance policy current with Chubb Seguros Chile S.A. that expires May 2, 2023, this considers matters of employee fidelity, physical losses, falsification or adulteration, and currency fraud with a coverage amount equivalent to US$20,000,000.

It also provided a bank guarantee in the amount of UF 309,200 for the benefits of investors in portfolio management contracts. This bank guarantee is revaluated in UF to fixed term, non-endorsable and has a maturity date of January 6, 2023.

It also provided a cash guarantee in the amount of US$122,494.32 for the purpose of complying with the obligations to Pershing, for any operations conducted through that broker.

A guarantee corresponding to UF 10,000 has been constituted, to guarantee compliance with the fund’s investment portfolio management service contract. Said guarantee corresponds to a non-endorsable fixed-term readjustable bond in UF issued by Banco de Chile with validity until January 2, 2026.

(iii)	In subsidiary Banchile Corredores de Seguros Ltda.

According to established in article 58, letter D of D.F.L. 251, as of December 31, 2022 the entity maintains two insurance policies with effect from April 15, 2022 to April 14, 2023 which protect it against of potential damages caused by infractions of the law, regulations and complementary rules that regulate insurance brokers, especially when the non-compliance comes from acts, errors or omissions of the broker, its representatives, agents or dependents that participate in the intermediation.

The policies contracted are:

Matter insured	Amount Insured (UF)
Errors and omissions liability policy	500
Civil responsibility policy	60,000

(d)	Exempt Resolution No. 270 dated October 30, 2014, the Superintendency of Securities and Insurance (current Commission for the Financial Market) imposed a fine of UF 50,000 to Banchile Corredores de Bolsa S.A. for violations of the second paragraph of article 53 of the Securities Market Law, said company filed a claim with the competent Civil Court requesting the annulment of the fine. On December 10, 2019, a judgement in the case was issued reducing the fine to the amount of UF 7,500. The judgment indicated has been subject to cassation appeals filed by both parties, which are pending before the Illustrious Court of Appeals of Santiago.

The company has not made provisions considering that the Bank’s legal advisors in charge of the procedure estimate that there are solid grounds that the claim filed by Banchile Corredores de Bolsa S.A. can be accepted.